Organization, Consolidation and Presentation of Financial Statements (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group

The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries were included in the consolidated financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries within the Group:

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
	(In millions)
Assets
Current
Cash and cash equivalents	3,087	4,045	622
Short-term investments	6,661	2,052	315
Accounts receivable, net	3,851	3,021	464
Others	3,247	5,280	812

	16,846	14,398	2,213
Non-current
Fixed assets, net	1,438	2,845	437
Intangible assets, net	1,739	2,104	323
Long-term investments, net	4,616	10,614	1,631
Others	2,094	6,488	997

	9,887	22,051	3,388

Total	26,733	36,449	5,601

Third-party liabilities
Current
Accounts payable and accrued liabilities	12,695	14,073	2,163
Customer advances and deposits	1,654	2,288	352
Others	6,566	2,414	371

	20,915	18,775	2,886
Non-current	1,107	5,151	792

Total	22,022	23,926	3,678

Inter-company liabilities*
Inter-company payable to subsidiaries for technology consulting and service fees	2,096	2,828	435
Others	2,729	4,605	708

Total	4,825	7,433	1,143

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	20,668	24,603	29,208	4,489
Net loss	(4,398)	(464)	(626)	(96)
Net cash provided by operating activities	3,563	2,737	3,698	569
Net cash used in investing activities	(7,025)	(9,471)	(5,725)	(880)
Net cash provided by financing activities	5,935	5,098	2,985	459

*	Inter-company liabilities represent payable balances of each VIE due to its Primary Beneficiary. Amounts payable to other non-VIE subsidiaries within the Group were included in third party liabilities.